Investment Objectives and Goals - Spyglass Growth Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Spyglass Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Spyglass Growth Fund (the “Fund”) seeks long-term capital appreciation.